Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents - shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	10,482,554	8,673,469
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	8,591,206	6,273,778
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total		49,629
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	1,891,348	2,350,062